Income Taxes - Changes in our unrecognized tax benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Beginning Period	$ 33,754,069	$ 24,388,433
Additions based on tax positions related to current year	10,719,324	6,882,336
Return to provision (based on tax return)	16,505,726
Tax losses lost on demerger	(47,942,752)
Foreign currency translation	588,135	2,483,300
Ending Period	$ 13,624,502	$ 33,754,069